SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Dec. 31, 2017
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS
SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS

PART IV

SCHEDULE II—VALUATION AND QUALIFYING ACCOUNTS

	Years Ended December 31,
	2017	2016	2015
	(in millions)
Deferred Income Tax Valuation Allowance
Balance at beginning of year	$3,873	$2,742	$2,565
Additions to deferred income tax expense	579	1,634	537
Reduction of deferred income tax expense	(443)	(503)	(360)
Reduction due to Tax Cuts and Jobs Act	(1,194)	—	—
Balance at end of year	$2,815	$3,873	$2,742

Refer to Note 11 of the Consolidated Financial Statements for additional information.